SENIOR SECURED CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SENIOR SECURED CONVERTIBLE NOTES

NOTE 11 – SENIOR SECURED CONVERTIBLE NOTES
In connection with the business combination, on June 14, 2022, the Company issued $11.0 million in aggregate principal amount of Senior Secured Original Issue Discount Convertible Note, due June 14, 2024 (the “Secured Convertible Notes”), issued at a discount of $1.0 million, with proceeds of $10.0 million received on the Closing Date. The Secured Convertible Notes accrue interest at the rate of 6.0% per annum which is payable in cash quarterly in arrears through June 2024. The principal is payable in equal amounts monthly through June 2024 beginning six months after the issuance of the Secured Convertible Notes. The Company may, at its option, satisfy each principal payment either in cash or, if certain conditions set forth in the Secured Convertible Notes are met, by issuing a number of shares of common stock equal to the amount due on such date divided by the lower of (i) the number of shares determined based on at a rate of $12.00 per share or (ii) 93% of the volume-weighted average price prior to such monthly payment date.
A warrant representing 586,890 shares of common stock of the Company (the “Convertible Warrant”) with a fair value of $839,000 was also issued in a private placement with the purchaser party thereto. The Convertible Warrant is exercisable for shares of the Company’s common stock at an exercise price of $12.00 per share, subject to certain anti-dilution adjustments. Warrants are classified as equity on SpringBig’s consolidated balance sheet as of December 31, 2022.
The Company performed a Black-Scholes calculation as of June 14, 2022 to determine the fair value of the Convertible Warrant on such date using a stock price of $4.28, a strike price of $12.00, a risk free rate of 3.61%, annualized volatility of 65%, and a time to maturity of five years. It was determined that the fair value of the Convertible Warrant on June 14, 2022 was approximately $839,000 as compared to the previously reported fair value of $147,000. Accordingly, SpringBig recorded an adjustment of approximately $692,000 to reduce the carrying value of the L1 Note and increase additional paid-in capital as of June 14, 2022.

Below is a summary of the impact of the revision for the two quarters ended June 30 and September 30, 2022, respectively.
	QUARTER ENDING
	June 30, 2022 As reported	Adjustment	June 30, 2022 Revised
Current maturities of long-term debt	$—	$—	$—
Notes payable	9,843	(692)	9,151
Carrying amount	$9,843	$(692)	$9,151
Additional paid-in capital	$21,825	$692	$22,517
	QUARTER ENDING
	September 30, 2022 As reported	Adjustment	September 30, 2022 Revised
Current maturities of long-term debt	$4,999	$—	$4,999
Notes payable	5,000	(692)	4,308
Carrying amount	$9,999	$(692)	$9,307
Additional paid-in capital	$21,855	$692	$22,547

The Secured Convertible Notes are convertible at the option of the holder beginning at the earlier of (i) the date of effectiveness of a registration statement as contemplated in that certain Registration Rights Agreement entered into between the Company and the purchaser party thereto or (ii) June 14, 2023 at an initial conversion share price of $12.00 per share.
The Secured Convertible Notes are secured against substantially all the assets of the Company and each material subsidiary, including Legacy SpringBig.

The Secured Convertible Notes include restrictive covenants that, among other things, limit the ability of the Company to incur additional indebtedness and guarantee indebtedness; incur liens or allow mortgages or other encumbrances; prepay, redeem, or repurchase certain other debt; pay dividends or make other distributions or repurchase or redeem our capital stock; sell assets or enter into or effect certain other transactions (including a reorganization, consolidation, dissolution or similar transaction or selling, leasing, licensing, transferring or otherwise disposing of assets of the Company or its subsidiaries); issue additional equity (outside of the equity facility with Cantor, issuances under our equity compensation plan and other limited exceptions); enter into variable rate transactions (exclusive of the equity facility with Cantor); and adopt certain amendments to our governing documents, among other restrictions. The Secured Convertible Notes also contain customary events of default.
At December 31, 2022, the outstanding principal of the Secured Convertible Notes was $9.8 million with a carrying value of $8.3 million, net of discount of $1.5 million.
The Company recorded $356,000 and $0 of interest expense for the years ended December 31, 2022 and 2021, respectively.